CASH TRUST SERIES II

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 August 3, 2004





EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549



     RE: CASH TRUST SERIES II (the  "Trust")

         Municipal Cash Series II
         Treasury Cash Series II

         1933 Act File No. 33-38550
         1940 Act File No. 811-6269



Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated July 31, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 18 on July 29, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.



                                                   Very truly yours,



                                                   /s/ George F. Magera
                                                   George F. Magera
                                                   Assistant Secretary